Brokerage And Custodial Fees (Narrative) (Details) - Series 1 Units [Member] - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Brokerage And Custodial Fees [Line Items]
Number of units outstanding for selling agents			0
Maximum [Member]
Brokerage And Custodial Fees [Line Items]
Percentage of gross proceeds paid to selling agents			9.50%
Percentage of rebate to all holders	9.50%	9.50%	9.50%	9.50%